Other revenues and expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Other revenues and expenses
Other revenues and expenses
Financial income and expenses
Financial income:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$26	$48	$60
Foreign exchange gain	1,769	2,069	2,027
Total financial income	$1,795	$2,117	$2,087
Financial expenses:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Interests on loans and finance leases	$1,401	$3,212	$4,153
Interests on supplier payable with extended payment terms	—	411	213
Other bank fees and financial charges	141	111	306
Other financial expenses	145	83	—
Convertible debt amendments	—	—	322
Change in the fair value of convertible debt embedded derivative	2,036	1,583	—
Foreign exchange loss	1,520	1,476	3,428
Total financial expenses	$5,243	$6,876	$8,422

For the year ended December 31, 2017, interest on loans and finance leases included $4,094,000 related to convertible debts issued in 2016 and 2015 and government loans granted in 2015 ($3,039,000 and $1,350,000 for the year ended December 31, 2016 and 2015, respectively). (See Note 14.1 to the Consolidated Financial Statements).
The net foreign exchange loss of $1,401,000 for the year ended December 31, 2017 (2016: net foreign exchange gain of $593,000; 2015: net foreign exchange gain $249,000) arises primarily from euro-based monetary liabilities.
For the year ended December 31, 2017, net expense of $322,000 was recognized related to the convertible debt amendments (see Note 14.1 to the Consolidated Financial Statements). For the years ended December 31, 2016 and 2015, expenses of $1,583,000 and $2,036,000, respectively, were recognized, related to the change in fair value of the convertible debt embedded derivative. (See Note 14.1 to the Consolidated Financial Statements). Other financial expenses of $83,000 and $145,000 for the years ended December 31, 2016 and 2015, respectively, correspond to costs related to the embedded derivative.
Cost of revenue and operating expenses
The tables below present the cost of revenue and operating expenses by nature of expense :

		Year ended December 31,
	Note	2015	2016	2017
		(in thousands)
Included in cost of revenue:
Cost of components		$15,343	$20,277	$22,137
Depreciation and impairment	7	905	1,270	1,037
Amortization of intangible assets	8	—	157	157
Wages and benefits		1,571	2,374	2,233
Share-based payment expense	13	17	11	7
Assembly services, royalties and other		1,615	1,507	1,551
		$19,451	$25,596	$27,122

		Year ended December 31,
	Note	2015	2016	2017
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$2,472	$1,811	$1,723
Amortization of intangible assets	8	1,897	2,057	2,658
Wages and benefits		20,436	22,615	26,044
Share-based payment expense	13	850	1,111	1,631
Foreign exchange gains and losses related to hedges of euro		296	12	99
Other, net		10,767	12,121	8,511
		$36,718	$39,727	$40,666
Employee benefits expense

		Year ended December 31,
	Note	2015	2016	2017
		(in thousands)
Wages and salaries		$16,555	$18,996	$21,535
Social security costs and other payroll taxes		5,219	5,805	6,584
Other benefits		93	100	58
Pension costs		140	88	100
Share-based payment expenses	13	867	1,122	1,638
Total employee benefits expense		$22,874	$26,111	$29,915

The amount recognized as an expense for defined contributions plans amounts to $1,230,000 for the year ended December 31, 2017 ($957,000 and $1,077,000 for the years ended December 31, 2015 and 2016, respectively).
Research and development expense and tax credit receivable
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria). Total research tax credit receivable as of December 31, 2017 is $3,056,000, relating to tax credits receivables for 2017, which are expected to be recovered in 2018 in cash.
The Company also has research tax credits available in the United Kingdom. In May 2015, the United Kingdom tax authorities made inquiries regarding the calculation method used in 2014 and discussions with the authorities were ongoing at December 31, 2015. As described in Note 16 to the Consolidated Financial Statements, the Company had decided to record a provision for risk related to the 2014 tax credit and had opted to calculate the 2015 tax credit using a less favorable regime pending outcome of the inquiry. In 2016, the audit was concluded and the final assessment was not significantly different from the provision.
In the years ended December 31, 2015 and 2016 the costs capitalized related mainly to operator certification. In the year ended December 31, 2017, the Company capitalized costs related to the development of the chipsets for LTE Category M, the Monarch and Monarch 2.
The reduction of research and development expense from government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Research and development costs	$29,528	$30,022	$33,318
Research tax credit	(2,658)	(1,962)	(3,345)
Government and other grants	(1,179)	(1,704)	(3,072)
Development costs capitalized (*)	(386)	(22)	(1,931)
Amortization of capitalized development costs	—	—	232
Total research and development expense	$25,305	$26,334	$25,202

(*) Net of Research tax credit for $259,000 for the year ended December 31, 2017.